Interest in joint venture - Reconciliation to the carrying amount in statements of financial position (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	$ 106,892,532	$ 43,956,750
Non-current assets	41,614,789	34,926,561
Current liabilities	58,737,734	47,071,730
Equity	(400,894,913)	31,007,007	$ 16,852,706	$ 32,983,290
Cash and cash equivalents	$ 35,288,952	14,489,880	$ 11,521,505	$ 18,781,873
Beijing CircleDNA Gene Technology Co., Ltd
Disclosure of joint ventures [line items]
Current assets		1,544,034
Non-current assets		52,962
Current liabilities		328,765
Equity		1,268,231
Cash and cash equivalents		1,164,683
Current financial liabilities (excluding trade and other payables and provisions)		$ 109,814